Note 11 - Income Taxes -10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]
11.	INCOME TAXES

The primary differences between the federal statutory income tax rate and the Company’s effective tax rate are due to permanent differences such as meals and entertainment expenses that are non-deductible for tax, state income taxes, the net change in valuation allowance, and other non-taxable items.

The tax effects of temporary differences and carryforwards that gave rise to significant portions of the deferred tax assets and liabilities for the three months ended March 31, 2026 and 2025, were net operating loss carryforwards, accruals and reserves, credits, fixed assets, and other items.

As of  December 31, 2025, a full valuation allowance was provided for the tax benefits that may not be realized and is still in effect as of  March 31, 2026. Management believes, based on a variety of factors, it is more likely than not that the deferred income tax assets will not be fully realized.

11.	INCOME TAXES

Income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Domestic	$(27,002)	$(20,570)
Foreign	35	(500)
(Loss) Income before (benefit) provision for income taxes	$(26,967)	$(21,070)

Income tax expense (or benefit) from continuing operations disaggregated by federal (national), state, and foreign consists of (in thousands):

	Year Ended December 31,
	2025	2024
Current:
Federal	$-	$-
State	35	(15)
Foreign	-	-
Total Current	35	(15)

Deferred:
Federal	-	-
State	-	-
Total Deferred	-	-

Total provision/(benefit)	$35	$(15)

Reconciliation of the provision/(benefit) for income taxes calculated at the statutory rate to our provision/(benefit) for income taxes is as follows (in thousands, except percentages):

	Year Ended December 31,
	2025		2024
U.S. Federal statutory income tax (benefit)	$(5,663)	21.0%	$(4,421)	21.0%
State and local income taxes, net of federal benefit[1]	(491)	1.8%	(387)	1.8%
Foreign Tax Effects:
Foreign Rate Differential	1	0.0%	(9)	0.0%
Foreign Non-Deductible Items	(40)	0.1%	-	0.0%
Foreign NOL deferred adjustment	245	-0.9%	-	0.0%
Change in valuation allowance	3,947	-14.6%	2,835	-13.5%
Nontaxable / nondeductible items (permanent items)
Incentive Stock based compensation	32	-0.1%	161	-0.8%
Changes in fair values - derivative & warrant liabilities	1,265	-4.7%	901	-4.3%
Non-deductible Convertible Note interest and debt discount amortization	938	-3.5%	644	-3.1%
Non-deductible issuance costs	126	-0.5%	306	-1.5%
Other	2	0.0%	41	-0.2%
Tax Credits	(130)	0.5%	(178)	0.8%
Effects of deferred tax adjustments, net of federal benefits	(186)	0.7%	81	-0.4%
Effects of change in state tax rate, net of federal benefits	46	-0.2%	94	-0.4%
Other	(57)	0.2%	(83)	0.4%
			-
Income Tax Provision/(Benefit) and Effective Income Tax Rate	$35	-0.1%	$(15)	0.1%

[1] For the year ended December 31, 2025, the net state income tax benefit includes deferred tax effects from temporary differences primarily in Arizona and California, offset by current state income tax expense in California, New Jersey, and Texas. These jurisdictions collectively represent more than 50% of the net state and local income tax effect.

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Deferred Tax Assets:
Net operating loss carry-forwards	$10,217	$7,440
Tax Credits Carryforwards	673	$543
Capitalized research	1,696	1,319
Stock based Compensation	403	55
Accruals and reserves	297	502
Inventory allowance	710	687
Debt Issuance Costs	493	-
Right-of-use Lease liability	132	242
Other	3	3
Gross deferred income tax assets	14,624	10,791
Less: Valuation allowance	(14,429)	(10,483)
Net Deferred Income Tax Assets, net of valuation allowance	195	308
Deferred Tax Liabilities:
Right-of-use asset	(129)	(223)
Depreciation and amortization	(66)	(85)
Total Deferred Tax Liability	(195)	(308)
Net Deferred Income Tax Assets, net of valuation allowance	$-	$-

As of December 31, 2025, the Company had federal and state net operating loss carryforwards of approximately $40.6 million and $37.7 million, respectively. Federal net operating loss (“NOL”) carryforwards generated after tax year 2017 are subject to an 80% limitation on taxable income, do not expire and will carryforward indefinitely. State net operating loss carryforwards in the amount of $0.1 million begin expiring in 2032.

In addition, as of December 31, 2025, the Company also had federal research and development tax credit carryforwards of $0.7 million, which may be available to reduce future tax liabilities and expire beginning in 2042.

Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to a substantial annual limitation under Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income and tax liabilities.

Realization of deferred tax assets is dependent upon future earnings, if any, the timing, and amount of which are uncertain. Due to the lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance. Management believes, based on a variety of factors, it is more likely than not that the deferred income tax assets will not be fully realized. The valuation allowance increased by approximately $3.9 million and $2.8 million during the years ended December 31, 2025, and 2024, respectively.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the United States. The OBBBA includes significant provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act ("TCJA"), modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions including the immediate expensing of United States research and development expenditures. The legislation has multiple effective dates, with certain provisions effective in the current fiscal period and others in the fiscal year ended January 31, 2027.

Among its many provisions, the Act substantially amended the treatment of research or experimental (R&E) expenditures under the Internal Revenue Code. Under prior law (post-TCJA), domestic R&E expenditures incurred in tax years beginning after December 31, 2021, were required to be capitalized and amortized over five years (domestic) or fifteen years (foreign). The OBBBA introduced new Section 174A, which permits taxpayers to immediately deduct domestic R&E expenditures for tax years beginning after December 31, 2024, or elect to capitalize and amortize over not less than 60 months; it also incorporates transition rules for previously capitalized domestic R&E expenditures (incurred or paid from January 1, 2022 through December 31, 2024) and allows eligible small businesses to apply the new treatment retroactively to those years. For foreign R&E expenditures, the 15-year amortization requirement remains unchanged.

In addition, all taxpayers are permitted to make an election to accelerate the deductions for unamortized R&E expenditures that were capitalized after December 31, 2021, and before January 1, 2025, over a one-or-two year period beginning with the taxpayer’s first tax year beginning after December 31, 2024.

The Company elected to continue to capitalize and amortize Sec 174 costs for 2025 and continue to amortize all pre-2025 unamortized costs.

Uncertain Tax Positions

It is the Company’s policy to include penalties and interest expense related to income taxes as a component of interest and other income, net, as necessary. As of December 31, 2025 and 2024, there were no accrued interest and penalties related to uncertain tax positions.

There are no uncertain tax positions as of December 31, 2025.

The Company is subject to examination by U.S. federal and state tax authorities for all years since the Company’s inception in 2021.

Income Tax Payments

The following is a summary of income taxes paid by jurisdiction, net of refunds, pursuant to the disclosure requirements of ASU No. 2023-09 (in thousands):

	Year Ended December 31,
	2025	2024
United States - Federal	$-	$-
United States - California	3	-
United States - New Jersey	-	-
United States - Texas	-	-
United States - other states	1	-
Germany	-	-
Australia	-	-
Total Cash paid for income taxes, net of refunds	$4	$-